Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

October 31, 2019

SCV-QTLY-1219
1.823236.115

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.4%
Iridium Communications, Inc. (a)	1,182,100	$28,925,987
Media - 2.1%
Gray Television, Inc. (a)	1,735,900	28,486,119
Tegna, Inc.	1,072,900	16,125,687
		44,611,806

TOTAL COMMUNICATION SERVICES		73,537,793

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.4%
Standard Motor Products, Inc.	560,500	29,347,780
Hotels, Restaurants & Leisure - 1.7%
Wyndham Destinations, Inc.	776,700	36,046,647
Household Durables - 3.1%
KB Home	562,100	20,061,349
Taylor Morrison Home Corp. (a)	1,756,900	44,010,345
		64,071,694
Leisure Products - 1.2%
Brunswick Corp.	419,600	24,437,504
Specialty Retail - 2.2%
Aaron's, Inc. Class A	393,100	29,454,983
Urban Outfitters, Inc. (a)	585,400	16,800,980
		46,255,963
Textiles, Apparel & Luxury Goods - 1.0%
G-III Apparel Group Ltd. (a)	822,400	20,650,464

TOTAL CONSUMER DISCRETIONARY		220,810,052

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	1,372,400	36,643,080
Food Products - 0.9%
Nomad Foods Ltd. (a)	908,400	17,722,884
Tobacco - 0.4%
Universal Corp. (b)	163,600	8,965,280

TOTAL CONSUMER STAPLES		63,331,244

ENERGY - 4.6%
Energy Equipment & Services - 2.2%
Oil States International, Inc. (a)	955,500	13,634,985
Patterson-UTI Energy, Inc.	738,100	6,140,992
ShawCor Ltd. Class A	2,495,400	25,122,621
		44,898,598
Oil, Gas & Consumable Fuels - 2.4%
Berry Petroleum Corp.	1,872,703	17,584,681
Viper Energy Partners LP	1,337,700	32,198,439
		49,783,120

TOTAL ENERGY		94,681,718

FINANCIALS - 33.1%
Banks - 16.0%
Associated Banc-Corp.	1,624,800	32,674,728
BOK Financial Corp.	211,600	16,324,940
Camden National Corp.	140,700	6,234,417
Cullen/Frost Bankers, Inc.	49,900	4,494,992
First Citizens Bancshares, Inc.	78,324	38,529,142
Heartland Financial U.S.A., Inc.	302,400	14,146,272
Hilltop Holdings, Inc.	1,609,000	37,586,240
PacWest Bancorp	595,700	22,034,943
Popular, Inc.	629,800	34,298,908
Trico Bancshares	980,051	36,879,319
Umpqua Holdings Corp.	1,740,700	27,537,874
United Community Bank, Inc.	1,334,973	40,329,534
Wintrust Financial Corp.	342,100	21,832,822
		332,904,131
Capital Markets - 5.7%
BrightSphere Investment Group, Inc.	2,610,901	25,639,048
Donnelley Financial Solutions, Inc. (a)	1,606,471	18,153,122
Lazard Ltd. Class A	891,300	33,272,229
LPL Financial	360,900	29,175,156
Morningstar, Inc.	68,737	11,124,396
		117,363,951
Consumer Finance - 1.3%
Encore Capital Group, Inc. (a)(b)	798,500	26,502,215
Diversified Financial Services - 0.8%
ECN Capital Corp.	5,037,151	16,636,252
Insurance - 7.2%
Axis Capital Holdings Ltd.	198,500	11,796,855
Enstar Group Ltd. (a)	245,200	49,260,680
First American Financial Corp.	578,075	35,713,474
Old Republic International Corp.	1,336,000	29,846,240
Primerica, Inc.	183,600	23,166,648
		149,783,897
Thrifts & Mortgage Finance - 2.1%
WSFS Financial Corp.	1,035,365	43,661,342

TOTAL FINANCIALS		686,851,788

HEALTH CARE - 2.6%
Health Care Technology - 1.0%
Cegedim SA (a)	701,397	21,707,939
Pharmaceuticals - 1.6%
Perrigo Co. PLC	615,500	32,633,810

TOTAL HEALTH CARE		54,341,749

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.9%
Moog, Inc. Class A	481,300	40,289,623
Commercial Services & Supplies - 1.2%
Knoll, Inc.	922,500	24,667,650
Construction & Engineering - 3.1%
AECOM (a)	700,100	28,011,001
Argan, Inc.	403,300	15,264,905
MasTec, Inc. (a)	325,100	20,461,794
		63,737,700
Electrical Equipment - 1.8%
Regal Beloit Corp.	505,168	37,407,690
Machinery - 2.9%
AGCO Corp.	253,600	19,448,584
Luxfer Holdings PLC sponsored	1,191,600	20,090,376
SPX Flow, Inc. (a)	449,300	20,344,304
		59,883,264
Professional Services - 0.9%
CBIZ, Inc. (a)	692,400	18,950,988
Road & Rail - 1.3%
Schneider National, Inc. Class B	1,212,400	27,727,588
Trading Companies & Distributors - 1.6%
GMS, Inc. (a)	400,400	11,995,984
Titan Machinery, Inc. (a)(c)	1,253,008	20,799,933
		32,795,917

TOTAL INDUSTRIALS		305,460,420

INFORMATION TECHNOLOGY - 7.0%
Electronic Equipment & Components - 3.4%
SYNNEX Corp.	409,360	48,198,046
TTM Technologies, Inc. (a)	1,950,500	22,840,355
		71,038,401
IT Services - 3.1%
Computer Services, Inc.	999,888	44,994,960
Unisys Corp. (a)(b)	1,809,800	18,568,548
		63,563,508
Software - 0.5%
j2 Global, Inc.	107,200	10,179,712

TOTAL INFORMATION TECHNOLOGY		144,781,621

MATERIALS - 3.4%
Chemicals - 2.2%
Intrepid Potash, Inc. (a)	3,812,000	11,779,080
Olin Corp.	1,457,500	26,730,550
Orion Engineered Carbons SA	378,500	6,267,960
		44,777,590
Containers & Packaging - 1.2%
Ardagh Group SA	1,350,600	25,215,702

TOTAL MATERIALS		69,993,292

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Clipper Realty, Inc.	762,051	7,346,172
Corporate Office Properties Trust (SBI)	1,530,900	45,375,876
Lexington Corporate Properties Trust	1,426,700	15,522,496
Outfront Media, Inc.	704,800	18,543,288
Potlatch Corp.	1,211,200	51,439,664
Store Capital Corp.	114,500	4,637,250
		142,864,746
Real Estate Management & Development - 2.8%
Cushman & Wakefield PLC (a)	1,548,200	28,873,930
DIC Asset AG	2,120,800	29,566,603
		58,440,533

TOTAL REAL ESTATE		201,305,279

UTILITIES - 6.8%
Electric Utilities - 4.4%
IDACORP, Inc.	334,400	35,988,128
Portland General Electric Co.	988,000	56,197,441
		92,185,569
Gas Utilities - 2.4%
ONE Gas, Inc.	247,900	23,015,036
Spire, Inc.	318,500	26,773,110
		49,788,146

TOTAL UTILITIES		141,973,715

TOTAL COMMON STOCKS
(Cost $1,920,008,024)		2,057,068,671

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.83% (d)	23,228,634	23,233,280
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	18,095,513	18,097,322
TOTAL MONEY MARKET FUNDS
(Cost $41,330,602)		41,330,602
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,961,338,626)		2,098,399,273
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(21,907,383)
NET ASSETS - 100%		$2,076,491,890

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,017
Fidelity Securities Lending Cash Central Fund	5,033
Total	$109,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Titan Machinery, Inc.	$24,865,352	$983,408	$--	$--	$--	$(5,048,827)	$20,799,933
Total	$24,865,352	$983,408	$--	$--	$--	$(5,048,827)	$20,799,933

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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